SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander Corredora de Seguros Limitada
Main Activity		Insurance brokerage
Country		Santiago, Chile
Direct interest Owned		99.75%	99.75%	99.75%
indirect interest Owned		0.01%	0.01%	0.01%
Total interest Owned		99.76%	99.76%	99.76%
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary	[1]	Santander Corredores de Bolsa Limitada
Main Activity	[1]	Financial instruments brokerage
Country	[1]	Santiago, Chile
Direct interest Owned	[1]	50.59%	50.59%	50.59%
indirect interest Owned	[1]	0.41%	0.41%	0.41%
Total interest Owned	[1]	51.00%	51.00%	51.00%
Santander Agente de Valores Limitada [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander Agente de Valores Limitada
Main Activity		Securities brokerage
Country		Santiago, Chile
Direct interest Owned		99.03%	99.03%	99.03%
indirect interest Owned
Total interest Owned		99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary		Santander S.A. Sociedad Securitizadora
Main Activity		Purchase of credits and issuance of debt instruments
Country		Santiago, Chile
Direct interest Owned		99.64%	99.64%	99.64%
indirect interest Owned
Total interest Owned		99.64%	99.64%	99.64%

[1]	On June 19, 2015, Santander Corredores de Bolsa Limitada, our stock broker company has changed its corporate structure to limited liability company. This situation was informed to SVS through an "essential fact" in accordance with the Law 18.045 articles 9 and 10, and General Regulation (NCG) N 16 and N 30.